UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			     Washington, D.C. 20549

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
				  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Aster Investment Management Co., Inc.
Address: 60 East Sir Francis Drake Blvd., Suite 306
	 Larkspur, CA  94939

13F File Number:  28-01919

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	Gregg B.Keeling
Title:	Vice President of Operations
Phone:	415-461-8770
Signature, Place and Date of Signing:

   Gregg B.Keeling	Larkspur, CA        April 18, 2000



Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                            FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:		1

Form 13F Information Table Entry Total:		99

Form 13F Information Table Value Total:		$254,767



List of Other Included Managers:

  No.	13F File Number 	Name
  ---	---------------		------------------------------
  01	28-03630		Aster Capital Management, Inc.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGCO Corporation               COM              001084102      671    59000 SH       DEFINED 01              59000
ANTEC Corporation              COM              03664P105     2566    57258 SH       SOLE                    57258
                                                              5736   128000 SH       DEFINED 01             128000
AVX Corporation                COM              002444107     1160    15300 SH       DEFINED 01              15300
Adtran, Inc.                   COM              00738A106     2385    40130 SH       SOLE                    40130
                                                              3626    61000 SH       DEFINED 01              61000
Aftermarket Tech Corp.         COM              008318107     1125    90000 SH       DEFINED 01              90000
Airgas, Inc.                   COM              009363102      748    90000 SH       DEFINED 01              90000
American Tower Corp.           COM              029912201     3237    65550 SH       SOLE                    65550
                                                              4745    96100 SH       DEFINED 01              96100
Arrow Electronics              COM              042735100     1812    51400 SH       DEFINED 01              51400
Atlantic Coast Airlines Holdin COM              048396105     1951    75400 SH       SOLE                    75400
                                                              4295   166000 SH       DEFINED 01             166000
Avid Technology, Inc.          COM              05367P100     1269    71000 SH       DEFINED 01              71000
Avnet,Inc.                     COM              053807103     1449    23000 SH       DEFINED 01              23000
Bed, Bath & Beyond, Inc.       COM              075896100     3225    81912 SH       SOLE                    81912
                                                              6650   168900 SH       DEFINED 01             168900
Belden, Inc.                   COM              077459105     1512    55000 SH       DEFINED 01              55000
Buffets Inc.                   COM              119882108     1264   140000 SH       DEFINED 01             140000
Burlington Coat Factory Wareho COM              121579106     1031    60000 SH       DEFINED 01              60000
Burlington Resources, Inc.     COM              122014103     1628    44000 SH       DEFINED 01              44000
CEC Entertainment, Inc.        COM              125137109     1895    69849 SH       SOLE                    69849
                                                              3662   135000 SH       DEFINED 01             135000
CNH Global N.V.                COM              N20935107      701    71000 SH       DEFINED 01              71000
Callaway Golf Company          COM              131193104     1131    73000 SH       DEFINED 01              73000
Commscope, Inc.                COM              203372107     1371    30000 SH       DEFINED 01              30000
Convergys Corp.                COM              212485106     1161    30000 SH       DEFINED 01              30000
Cost Plus, Inc.                COM              221485105     3205    94799 SH       SOLE                    94799
                                                              4446   131500 SH       DEFINED 01             131500
Discount Auto Parts, Inc.      COM              254642101      104    11600 SH       DEFINED 01              11600
Dura Pharmaceuticals, Inc.     COM              26632S109      708    57500 SH       DEFINED 01              57500
Exabyte Corp.                  COM              300615101     1116   150000 SH       DEFINED 01             150000
Expeditors International of Wa COM              302130109     1950    49058 SH       SOLE                    49058
                                                              3717    93500 SH       DEFINED 01              93500
FileNET Corporation            COM              316869106      892    30000 SH       DEFINED 01              30000
HEALTHSOUTH Corporation        COM              421924101     1405   247000 SH       DEFINED 01             247000
Haemonetics Corporation        COM              405024100      945    42000 SH       DEFINED 01              42000
Health Management Associates   COM              421933102     2407   168916 SH       SOLE                   168916
                                                              3349   235000 SH       DEFINED 01             235000
Healthcare Realty Trust        COM              421946104     1424    85000 SH       DEFINED 01              85000
Integrated Device Technology,  COM              458118106     2994    75550 SH       SOLE                    75550
                                                              5032   127000 SH       DEFINED 01             127000
International Rectifier Corpor COM              460254105     1167    30600 SH       DEFINED 01              30600
Jack in the Box                COM              466367109     1980    92900 SH       SOLE                    92900
                                                              3559   167000 SH       DEFINED 01             167000
KEMET Corporation              COM              488360108     2527    39950 SH       SOLE                    39950
                                                              3675    58100 SH       DEFINED 01              58100
Kohl's Corporation             COM              500255104     3105    30290 SH       SOLE                    30290
                                                              7072    69000 SH       DEFINED 01              69000
Lakehead Pipeline Partners, In COM              511557100     1042    30000 SH       DEFINED 01              30000
Lancaster Colony Corporation   COM              513847103     1372    44900 SH       DEFINED 01              44900
Lincare Holdings, Inc.         COM              532791100     2239    78900 SH       SOLE                    78900
                                                              4659   164200 SH       DEFINED 01             164200
MSC Industrial Direct          COM              553530106      900    50000 SH       DEFINED 01              50000
Magnetek,inc.                  COM              559424106     1125   125000 SH       DEFINED 01             125000
Molex Incorporated (Class A)   COM              608554200     2855    64344 SH       SOLE                    64344
                                                              5159   116250 SH       DEFINED 01             116250
Olin Corporation               COM              680665205     1154    65000 SH       DEFINED 01              65000
Omnicare, Inc.                 COM              681904108     1206   100000 SH       DEFINED 01             100000
P.F. Chang's China Bistro      COM              69333Y108     2170    65500 SH       SOLE                    65500
                                                              4654   140500 SH       DEFINED 01             140500
Pacific Century Financial Corp COM              694058108     2661   130984 SH       SOLE                   130984
                                                              6012   296000 SH       DEFINED 01             296000
Pall Corp                      COM              696429307     1414    63000 SH       DEFINED 01              63000
Partner RE Ltd.                COM              G6852T105     1638    44500 SH       DEFINED 01              44500
Paychex, Inc.                  COM              704326107     2761    52715 SH       SOLE                    52715
                                                              6678   127500 SH       DEFINED 01             127500
Plantronics, Inc               COM              727493108     2656    28500 SH       SOLE                    28500
                                                              5722    61400 SH       DEFINED 01              61400
Precision Drilling Corporation COM              74022D100     2970    89000 SH       SOLE                    89000
                                                              4606   138000 SH       DEFINED 01             138000
Province Healthcare Company    COM              743977100     2757    96300 SH       SOLE                    96300
                                                              4866   170000 SH       DEFINED 01             170000
REMEC, Inc.                    COM              759543101     1515    30000 SH       DEFINED 01              30000
Regis Corporation              COM              758932107     1608   108575 SH       SOLE                   108575
                                                              3071   207300 SH       DEFINED 01             207300
Renal Care Group, Inc.         COM              759930100     2318   106900 SH       SOLE                   106900
                                                              4509   207900 SH       DEFINED 01             207900
STAAR Surgical Company         COM              852312305      581    50000 SH       DEFINED 01              50000
Sonic Corporation              COM              835451105     1952    71650 SH       SOLE                    71650
                                                              3564   130800 SH       DEFINED 01             130800
SpeedFam-IPEC, Inc.            COM              847705100      894    45000 SH       DEFINED 01              45000
Synopsys, Inc.                 COM              871607107     2497    51230 SH       SOLE                    51230
                                                              4046    83000 SH       DEFINED 01              83000
Tektronix, Inc.                COM              879131100     2433    43450 SH       SOLE                    43450
                                                              3536    63150 SH       DEFINED 01              63150
Thermo Electron Corporation    COM              883556102     1426    70000 SH       DEFINED 01              70000
Tom Brown, Inc. New            COM              115660201     1470    80000 SH       DEFINED 01              80000
Town and Country Trust         COM              892081100      836    49912 SH       SOLE                    49912
                                                              2147   128205 SH       DEFINED 01             128205
Varco International            COM              892081100     2235   177000 SH       SOLE                   177000
                                                              3931   311400 SH       DEFINED 01             311400
Wackenhut Correction Corp      COM              929798106      992   103100 SH       SOLE                   103100
                                                              2882   299400 SH       DEFINED 01             299400
West Marine, Inc.              COM              954235107     1670   168050 SH       SOLE                   168050
                                                              4393   442100 SH       DEFINED 01             442100
Wolverine World Wide, Inc.     COM              978097103     1210   110000 SH       DEFINED 01             110000
Zale Corporation               COM              988858106     2786    59050 SH       SOLE                    59050
                                                              4200    89000 SH       DEFINED 01              89000